SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Aerospace/Defense — 0.9%
Airbus SE	117,423	$ 15,763,993
Apparel — 1.0%
Deckers Outdoor Corp.†	33,914	17,434,848
Auto Manufacturers — 0.7%
Rivian Automotive, Inc., Class A†	474,570	11,522,560
Beverages — 2.2%
Celsius Holdings, Inc.†	127,586	21,893,757
Monster Beverage Corp.†	300,327	15,902,315
		37,796,072
Biotechnology — 2.1%
United Therapeutics Corp.†	56,440	12,748,103
Vertex Pharmaceuticals, Inc.†	65,219	22,679,255
		35,427,358
Building Materials — 2.1%
Builders FirstSource, Inc.†	143,095	17,813,897
Vulcan Materials Co.	83,457	16,859,983
		34,673,880
Commercial Services — 2.9%
Block, Inc.†	548,563	24,279,398
CoStar Group, Inc.†	324,820	24,975,410
		49,254,808
Cosmetics/Personal Care — 1.1%
e.l.f. Beauty, Inc.†	163,596	17,967,749
Distribution/Wholesale — 1.2%
Copart, Inc.†	475,480	20,488,433
Diversified Financial Services — 2.2%
Tradeweb Markets, Inc., Class A	459,358	36,840,512
Electronics — 1.3%
Flex, Ltd.†	839,437	22,648,010
Energy-Alternate Sources — 0.6%
First Solar, Inc.†	60,177	9,724,001
Engineering & Construction — 0.9%
Fluor Corp.†	413,833	15,187,671
Entertainment — 0.0%
Liberty Media Corp.-Liberty Live†	12,676	406,900
Food — 0.2%
Lamb Weston Holdings, Inc.	28,407	2,626,511
Healthcare-Products — 8.9%
Align Technology, Inc.†	105,371	32,171,874
Exact Sciences Corp.†	372,978	25,444,559
Inspire Medical Systems, Inc.†	85,524	16,971,383
Insulet Corp.†	94,954	15,144,213
Intuitive Surgical, Inc.†	147,179	43,018,950
Shockwave Medical, Inc.†	85,835	17,089,748
		149,840,727
Healthcare-Services — 1.7%
agilon health, Inc.†	660,504	11,730,551
UnitedHealth Group, Inc.	33,233	16,755,746
		28,486,297
Internet — 28.6%
Alphabet, Inc., Class A†	1,106,469	144,792,533
Amazon.com, Inc.†	1,058,083	134,503,511
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A†	283,533	$ 85,119,442
Netflix, Inc.†	74,229	28,028,870
Shopify, Inc., Class A†	557,412	30,417,973
Spotify Technology SA†	169,125	26,153,490
Uber Technologies, Inc.†	747,135	34,360,739
		483,376,558
Lodging — 0.8%
Las Vegas Sands Corp.	308,673	14,149,570
Media — 1.1%
Liberty Media Corp.-Liberty Formula One†	296,190	18,452,637
Miscellaneous Manufacturing — 1.1%
Axon Enterprise, Inc.†	92,830	18,472,242
Pharmaceuticals — 5.6%
Dexcom, Inc.†	273,498	25,517,364
Eli Lilly & Co.	128,532	69,038,393
		94,555,757
Pipelines — 0.8%
Cheniere Energy, Inc.	83,256	13,817,166
Retail — 1.0%
Ross Stores, Inc.	152,589	17,234,928
Semiconductors — 12.8%
ARM Holdings PLC ADR†	297,075	15,899,454
Broadcom, Inc.	74,235	61,658,106
Micron Technology, Inc.	248,945	16,935,728
NVIDIA Corp.	279,943	121,772,406
		216,265,694
Software — 15.0%
Klaviyo, Inc., Class A†	8,200	282,900
Magic Leap, Inc., Class A†(1)(2)	186	2,054
Oracle Corp.	359,851	38,115,418
Paycom Software, Inc.	95,448	24,746,803
Salesforce, Inc.†	215,588	43,716,935
ServiceNow, Inc.†	65,754	36,753,856
Snowflake, Inc., Class A†	142,963	21,840,457
Veeva Systems, Inc., Class A†	162,867	33,135,291
Workday, Inc., Class A†	219,987	47,264,207
ZoomInfo Technologies, Inc.†	485,483	7,961,921
		253,819,842
Transportation — 1.1%
FedEx Corp.	70,306	18,625,465
Total Long-Term Investment Securities (cost $1,601,139,869)		1,654,860,189
REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$5,795,000	5,795,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	6,250,000	6,250,000
BNP Paribas SA Joint Repurchase Agreement(3)	6,245,000	6,245,000
Deutsche Bank AG Joint Repurchase Agreement(3)	5,795,000	5,795,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$5,795,000	$ 5,795,000
Total Repurchase Agreements (cost $29,880,000)		29,880,000
TOTAL INVESTMENTS (cost $1,631,019,869)	99.6%	1,684,740,189
Other assets less liabilities	0.4	5,955,036
NET ASSETS	100.0%	$1,690,695,225
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$2,054	$11.04	0.0%
(3)	See Note 3 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$253,817,788	$—	$2,054	$253,819,842
Other Industries	1,401,040,347	—	—	1,401,040,347
Repurchase Agreements	—	29,880,000	—	29,880,000
Total Investments at Value	$1,654,858,135	$29,880,000	$2,054	$1,684,740,189
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 19.2%
Banks — 8.3%
Bank of America Corp.
3.59%, 07/21/2028	$ 2,245,000	$ 2,050,164
3.97%, 02/07/2030	2,645,000	2,375,470
5.82%, 09/15/2029	5,242,000	5,177,667
Bank of New York Mellon Corp.
4.97%, 04/26/2034	5,703,000	5,258,673
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026*	11,525,000	10,149,937
BNP Paribas SA
2.82%, 11/19/2025*	1,905,000	1,829,620
Commonwealth Bank of Australia
5.07%, 09/14/2028*	5,890,000	5,840,443
Credit Agricole SA
6.32%, 10/03/2029*	6,174,000	6,174,713
Credit Suisse AG
7.50%, 02/15/2028	4,411,000	4,614,020
Danske Bank A/S
1.55%, 09/10/2027*	10,225,000	8,923,413
6.26%, 09/22/2026*	2,185,000	2,184,208
DNB Bank ASA
1.54%, 05/25/2027*	3,860,000	3,407,945
Goldman Sachs Group, Inc.
3.27%, 09/29/2025	2,075,000	2,010,662
5.70%, 11/01/2024	6,580,000	6,554,855
JPMorgan Chase & Co.
5.35%, 06/01/2034	3,450,000	3,271,555
Morgan Stanley
3.88%, 04/29/2024	6,125,000	6,051,183
National Securities Clearing Corp.
0.75%, 12/07/2025*	8,905,000	8,033,873
5.10%, 11/21/2027*	5,155,000	5,072,689
UBS AG/London
5.65%, 09/11/2028	6,040,000	5,939,419
UBS Group AG
6.30%, 09/22/2034*	3,310,000	3,232,740
US Bancorp
7.50%, 06/01/2026	400,000	415,011
Wells Fargo & Co.
3.00%, 10/23/2026	1,780,000	1,634,740
4.90%, 07/25/2033	2,845,000	2,574,726
		102,777,726
Commercial Services — 0.2%
Georgetown University
5.12%, 04/01/2053	1,130,000	1,033,468
University of Southern California
4.98%, 10/01/2053	2,155,000	1,977,438
		3,010,906
Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc.
4.65%, 05/15/2033	940,000	876,766
Diversified Financial Services — 1.6%
American Express Co.
5.04%, 05/01/2034	8,929,000	8,232,101
Capital One Financial Corp.
6.38%, 06/08/2034	5,157,000	4,866,741
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	7,187,000	6,758,145
		19,856,987
Security Description	Shares or Principal Amount	Value

Electric — 1.2%
Arizona Public Service Co.
3.75%, 05/15/2046	$ 205,000	$ 139,945
4.25%, 03/01/2049	520,000	375,751
4.35%, 11/15/2045	2,190,000	1,644,511
Dominion Energy South Carolina, Inc.
5.45%, 02/01/2041	1,195,000	1,114,051
6.05%, 01/15/2038	2,400,000	2,395,367
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	980,000	877,955
5.21%, 12/01/2049	1,185,000	1,079,445
SCE Recovery Funding LLC
0.86%, 11/15/2033	1,223,033	1,015,620
1.94%, 05/15/2040	630,000	426,576
2.51%, 11/15/2043	365,000	220,606
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,758,418	3,517,289
Virginia Electric & Power Co.
3.80%, 09/15/2047	3,285,000	2,327,227
		15,134,343
Electronics — 0.1%
Honeywell International, Inc.
4.25%, 01/15/2029	1,250,000	1,193,739
Healthcare-Services — 1.4%
Bon Secours Mercy Health, Inc.
2.10%, 06/01/2031	840,000	658,937
3.56%, 08/01/2027	2,700,000	2,501,150
4.30%, 07/01/2028	2,645,000	2,500,862
Children's Hospital
2.93%, 07/15/2050	1,135,000	667,102
Dignity Health
3.81%, 11/01/2024	1,242,000	1,211,295
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,455,022
Providence St Joseph Health Obligated Group
5.40%, 10/01/2033	5,120,000	4,918,971
Sutter Health
2.29%, 08/15/2030	950,000	766,399
		16,679,738
Insurance — 1.7%
Allstate Corp.
5.25%, 03/30/2033	1,140,000	1,074,693
Athene Global Funding
2.50%, 03/24/2028*	8,073,000	6,843,395
Jackson National Life Global Funding
1.75%, 01/12/2025*	3,830,000	3,596,090
Metropolitan Life Global Funding I
3.45%, 12/18/2026*	1,330,000	1,247,943
5.15%, 03/28/2033*	3,295,000	3,120,200
New York Life Global Funding
2.90%, 01/17/2024*	4,655,000	4,615,460
		20,497,781
Machinery-Diversified — 0.7%
John Deere Capital Corp.
5.15%, 09/08/2033	9,257,000	9,052,443
Media — 0.2%
Comcast Corp.
5.50%, 05/15/2064	2,600,000	2,365,854

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals — 0.3%
Pfizer Investment Enterprises Pte., Ltd.
5.11%, 05/19/2043	$ 4,595,000	$ 4,219,804
Pipelines — 0.6%
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038*	4,050,000	3,951,990
6.51%, 02/23/2042*	3,055,000	2,995,222
		6,947,212
REITS — 1.6%
American Tower Trust #1
5.49%, 03/15/2028*	8,530,000	8,394,780
Realty Income Corp.
4.90%, 07/15/2033	9,381,000	8,572,002
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,344,877
1.88%, 07/15/2050*	810,000	732,369
2.84%, 01/15/2025*	1,030,000	985,855
		20,029,883
Software — 0.5%
Activision Blizzard, Inc.
4.50%, 06/15/2047	2,291,000	2,011,238
Intuit, Inc.
5.20%, 09/15/2033	3,475,000	3,383,802
5.50%, 09/15/2053	610,000	585,251
		5,980,291
Telecommunications — 0.7%
NBN Co, Ltd.
6.00%, 10/06/2033*	8,500,000	8,521,505
Total Corporate Bonds & Notes (cost $251,749,338)		237,144,978
ASSET BACKED SECURITIES — 3.3%
Auto Loan Receivables — 0.5%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	2,767,907	2,671,281
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	891,122	872,387
Ford Credit Auto Owner Trust
Series 2021-1, Class B 1.61%, 10/17/2033*	835,000	744,443
Series 2021-1, Class C 1.91%, 10/17/2033*	725,000	646,797
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2A 5.89%, 03/22/2027*	1,460,000	1,457,857
		6,392,765
Other Asset Backed Securities — 2.8%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	313,496	235,131
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	734,564	653,258
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	3,600,150	3,160,737
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2022-1A, Class A1 5.97%, 08/15/2062*	$ 1,025,987	$ 997,726
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,473,067	3,070,718
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,566,619	3,136,489
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	356,119	306,271
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	715,462	562,565
Kubota Credit Owner Trust
Series 2023-2A, Class A3 5.28%, 01/18/2028*	2,825,000	2,798,116
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	353,019	297,320
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,740,757
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	3,639,430	3,564,779
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	4,785,000	4,126,093
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,593,000	5,941,664
SCF Equipment Leasing LLC
Series 2021-1A, Class A3 0.83%, 08/21/2028*	2,397,798	2,351,818
SoFi Consumer Loan Program Trust
Series 2021-1, Class A 0.49%, 09/25/2030*	75,625	75,002
STARR II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	392,462	347,835
		34,366,279
Total Asset Backed Securities (cost $43,386,032)		40,759,044
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Commercial and Residential — 2.2%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	133,475	127,757
BFLD Trust FRS
Series 2020-OBRK, Class A 7.50%, (TSFR1M+2.16%), 11/15/2028*	2,140,000	2,136,167
BX Commercial Mtg. Trust FRS
Series 2021-VOLT, Class A 6.15%, (TSFR1M+0.81%), 09/15/2036*	985,775	959,172
BX Trust FRS
Series 2021-ARIA, Class B 6.74%, (TSFR1M+1.41%), 10/15/2036*	3,975,000	3,844,015
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,679,927	1,381,495

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	$ 793,561	$ 709,173
Life Mtg. Trust FRS
Series 2021-BMR, Class A 6.15%, (TSFR1M+0.81%), 03/15/2038*	879,758	862,073
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	441,010	401,286
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	220,940	214,285
SFAVE Commercial Mtg. Securities Trust VRS
Series 2015-5AVE, Class A2B 4.14%, 01/05/2043*(1)	1,340,000	876,371
SREIT Trust FRS
Series 2021-MFP, Class B 6.53%, (TSFR1M+1.19%), 11/15/2038*	4,550,000	4,447,226
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	6,195,000	5,948,341
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	606,845	572,390
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	249,040	239,169
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	4,679,386	3,939,028
		26,657,948
U.S. Government Agency — 3.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K1522, Class A2 2.36%, 10/25/2036	3,890,000	2,766,596
Series K142, Class A2 2.40%, 03/25/2032	4,000,000	3,228,739
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,484,000	1,319,062
Series K-156, Class A2 4.43%, 02/25/2033(1)	3,010,000	2,822,250
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	754,189	704,887
Series 4142, Class PT 1.25%, 12/15/2027	575,120	537,449
Series 4122, Class AB 1.50%, 10/15/2042	222,048	191,961
Series 5170, Class DP 2.00%, 07/25/2050	4,520,444	3,703,415
Series 4654, Class KA 3.00%, 06/15/2045	2,244,204	2,053,197
Series 4758, Class CA 3.00%, 07/15/2047	1,579,996	1,405,855
Series 3967, Class ZP 4.00%, 09/15/2041	1,798,902	1,661,143
Series 4809, Class CZ 4.00%, 07/15/2048	1,608,181	1,459,728
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	$ 7,141,075	$ 5,509,382
Series 2019-3, Class MA 3.50%, 10/25/2058	906,360	830,485
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	497,082	463,079
Series 2012-103, Class HB 1.50%, 09/25/2027	1,521,711	1,428,814
Series 2020-27, Class HC 1.50%, 10/25/2049	3,637,738	2,642,080
Series 2013-36, Class Z 3.00%, 04/25/2043	2,259,289	1,957,544
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,358,239	1,129,007
Series 2015-7, Class GZ 3.00%, 03/25/2045	3,632,749	3,084,564
Series 2019-6, Class GJ 3.00%, 02/25/2049	309,471	288,489
Series 2013-83, Class NZ 3.50%, 08/25/2043	2,597,568	2,312,320
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 5.75%, (1 ML+0.40%), 10/25/2024	114,414	113,370
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	5,234,304	4,403,651
Series 2005-74, Class HA 7.50%, 09/16/2035	601	606
Series 2005-74, Class HB 7.50%, 09/16/2035	40,748	40,972
Series 2005-74, Class HC 7.50%, 09/16/2035	31,784	32,225
		46,090,870
Total Collateralized Mortgage Obligations (cost $82,108,771)		72,748,818
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.7%
U.S. Government — 38.6%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	354,959
1.88%, 02/15/2041	45,000	29,028
2.25%, 02/15/2052	1,427,100	875,771
2.50%, 02/15/2045 to 05/15/2046	7,435,000	5,040,358
2.75%, 08/15/2047 to 11/15/2047	5,488,500	3,828,547
2.88%, 08/15/2045 to 05/15/2052	11,696,900	8,345,249
2.88%, 05/15/2049(2)	8,265,000	5,895,915
3.38%, 08/15/2042	33,290,000	26,972,702
3.63%, 02/15/2053 to 05/15/2053	39,500,200	32,688,305
3.88%, 02/15/2043 to 05/15/2043	27,675,100	24,076,459
4.00%, 11/15/2042 to 11/15/2052	15,939,300	14,139,169
4.13%, 08/15/2053	9,061,000	8,225,689
4.38%, 08/15/2043	3,985,000	3,717,880
United States Treasury Notes
1.50%, 11/30/2028	2,885,000	2,472,197
1.63%, 05/15/2031	35,000	28,416
1.88%, 02/28/2027	2,250,000	2,047,852
2.63%, 05/31/2027	1,992,000	1,851,782
2.75%, 04/30/2027	16,120,000	15,074,089
2.88%, 04/30/2029	1,240,000	1,132,420
3.00%, 07/15/2025	1,140,000	1,098,586
3.13%, 08/31/2027	20,294,000	19,153,255

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.25%, 06/30/2027 to 06/30/2029	$ 3,595,000	$ 3,375,488
3.50%, 01/31/2028 to 04/30/2028	12,141,000	11,572,692
3.63%, 03/31/2028 to 05/31/2028	12,300,500	11,791,036
3.75%, 05/31/2030	3,234,000	3,070,279
3.88%, 03/31/2025 to 08/15/2033	34,180,800	32,957,572
4.00%, 12/15/2025 to 07/31/2030	34,033,400	33,130,784
4.13%, 01/31/2025 to 07/31/2028	63,936,800	62,642,814
4.25%, 12/31/2024 to 05/31/2025	44,100,000	43,462,617
4.38%, 08/31/2028	22,754,600	22,528,832
4.50%, 11/30/2024 to 11/15/2025	18,785,000	18,595,769
4.63%, 02/28/2025 to 09/30/2028	37,430,000	37,225,612
4.75%, 07/31/2025	10,957,000	10,884,239
5.00%, 08/31/2025	7,000,000	6,985,781
		475,272,143
U.S. Government Agency — 29.1%
Federal Home Loan Mtg. Corp.
2.00%, 05/01/2036 to 04/01/2052	53,613,269	41,447,086
2.50%, 10/01/2031 to 10/01/2051	29,625,482	24,084,319
3.00%, 11/01/2046 to 10/01/2051	21,025,509	17,738,323
4.00%, 09/01/2026 to 12/01/2040	1,435,017	1,319,663
4.50%, 09/01/2037 to 08/01/2052	11,384,989	10,672,637
5.00%, 08/01/2052 to 04/01/2053	24,742,606	23,360,542
5.50%, 02/01/2053	405,468	391,993
6.00%, 12/01/2039	93,276	92,462
7.50%, 05/01/2027	189	191
Federal National Mtg. Assoc.
1.50%, 11/01/2041	5,083,878	3,924,197
2.00%, 09/01/2031 to 09/01/2051	40,706,142	31,594,202
2.50%, 03/01/2030 to 01/01/2052	40,881,067	33,008,183
3.00%, 05/01/2027 to 10/01/2051	18,944,749	15,898,642
3.01%, 12/01/2024	3,323,870	3,214,067
3.12%, 05/01/2033	2,454,185	2,197,405
3.50%, 06/01/2037 to 07/01/2051	22,229,041	19,459,177
4.00%, 09/01/2026 to 10/01/2052	21,864,812	19,793,609
4.50%, 11/01/2026 to 09/01/2052	21,057,012	19,746,842
5.50%, 03/01/2038 to 01/01/2053	8,152,238	7,909,751
6.50%, 02/01/2038 to 10/01/2039	49,228	50,632
Government National Mtg. Assoc.
2.00%, 01/20/2051 to 11/20/2051	16,129,747	12,769,568
2.50%, 03/20/2051 to 12/20/2052	22,139,756	18,108,706
3.00%, 11/20/2049 to 03/20/2052	16,221,190	13,763,356
3.50%, 01/20/2052 to 07/20/2052	21,068,009	18,457,910
4.00%, 02/15/2041 to 08/20/2052	13,636,194	12,302,840
4.50%, 05/15/2040 to 08/20/2052	3,541,738	3,291,889
5.00%, 07/15/2033 to 04/15/2041	833,416	805,620
5.50%, 10/15/2032 to 04/15/2036	490,613	478,046
6.00%, 06/15/2028 to 06/15/2041	2,495,384	2,529,192
6.50%, 10/15/2023 to 05/15/2032	325,766	328,141
7.00%, 11/15/2031 to 11/15/2033	56,721	57,960
8.00%, 10/15/2029 to 03/15/2031	52,894	53,080
		358,850,231
Total U.S. Government & Agency Obligations (cost $905,534,359)		834,122,374
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Diversified Financial Services — 0.2%
OMERS Finance Trust
4.00%, 04/20/2028* (cost $1,805,040)	1,810,000	1,721,789
Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 2.3%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	$ 70,000	$ 81,238
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	140,000	152,163
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	2,501,235	2,407,063
Dallas Fort Worth International Airport Revenue Bonds
4.09%, 11/01/2051	150,000	118,916
4.51%, 11/01/2051	930,000	784,450
Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	780,000	563,834
Golden State Tobacco Securitization Corp. Revenue Bonds
2.75%, 06/01/2034	100,000	78,661
3.00%, 06/01/2046	395,000	358,789
3.29%, 06/01/2042	200,000	139,113
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,910,000	1,989,716
JobsOhio Beverage System Revenue Bonds
4.43%, 01/01/2033	1,870,000	1,798,481
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,021,935
5.37%, 05/01/2026	430,000	426,802
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	85,000	85,250
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,402,000	1,489,848
Oregon School Boards Association General Obligation Bonds
4.76%, 06/30/2028	1,911,666	1,868,452
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	2,845,000	2,937,414
Port Authority of New York & New Jersey Revenue Bonds
5.07%, 07/15/2053	1,350,000	1,244,825
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	5,060,000	4,803,413
State of Wisconsin Revenue Bonds
5.70%, 05/01/2026	1,510,000	1,521,459
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	2,175,000	2,132,931
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2
5.17%, 04/01/2041	1,650,000	1,575,416
University of Michigan Revenue Bonds
2.56%, 04/01/2050	1,250,000	747,332

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Utility Debt Securitization Authority Revenue Bonds
3.44%, 12/15/2025	$ 353,000	$ 351,486
Total Municipal Securities (cost $31,787,768)		28,678,987
Total Long-Term Investment Securities (cost $1,316,371,308)		1,215,175,990
REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	4,860,000	4,860,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	5,255,000	5,255,000
BNP Paribas SA Joint Repurchase Agreement(3)	5,240,000	5,240,000
Deutsche Bank AG Joint Repurchase Agreement(3)	4,860,000	4,860,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	4,860,000	4,860,000
Total Repurchase Agreements (cost $25,075,000)		25,075,000
TOTAL INVESTMENTS (cost $1,341,446,308)	100.6%	1,240,250,990
Other assets less liabilities	(0.6)	(7,464,057)
NET ASSETS	100.0%	$1,232,786,933
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $173,855,337 representing 14.1% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
40	Long	U.S. Treasury 10 Year Notes	December 2023	$ 4,336,297	$ 4,322,500	$ (13,797)
139	Long	U.S. Treasury 2 Year Notes	December 2023	28,239,141	28,176,821	(62,320)
318	Long	U.S. Treasury 5 Year Notes	December 2023	33,744,735	33,504,282	(240,453)
39	Long	U.S. Treasury Ultra 10 Year Notes	December 2023	4,381,750	4,350,937	(30,813)
						$(347,383)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$237,144,978	$—	$237,144,978
Asset Backed Securities	—	40,759,044	—	40,759,044
Collateralized Mortgage Obligations	—	72,748,818	—	72,748,818
U.S. Government & Agency Obligations	—	834,122,374	—	834,122,374
Foreign Government Obligations	—	1,721,789	—	1,721,789
Municipal Securities	—	28,678,987	—	28,678,987
Repurchase Agreements	—	25,075,000	—	25,075,000
Total Investments at Value	$—	$1,240,250,990	$—	$1,240,250,990
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$347,383	$—	$—	$347,383
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 62.8%
Aerospace/Defense — 2.8%
Airbus SE	11,211	$ 1,505,073
BAE Systems PLC	98,074	1,193,968
General Dynamics Corp.	6,253	1,381,725
		4,080,766
Apparel — 1.1%
adidas AG	7,146	1,258,832
Hermes International SCA	236	431,604
		1,690,436
Auto Manufacturers — 1.1%
BYD Co., Ltd.	21,500	664,415
Ferrari NV	865	255,791
Renault SA	16,132	663,035
		1,583,241
Banks — 3.8%
Axis Bank, Ltd. GDR	15,827	992,353
Banco Bradesco SA (Preference Shares)	238,700	679,076
HSBC Holdings PLC	269,924	2,123,876
Mitsubishi UFJ Financial Group, Inc.	219,800	1,865,741
		5,661,046
Chemicals — 1.1%
Albemarle Corp.	1,477	251,149
Linde PLC	3,810	1,426,358
		1,677,507
Commercial Services — 1.8%
Booz Allen Hamilton Holding Corp.	6,482	708,288
Localiza Rent a Car SA	86,754	1,010,696
S&P Global, Inc.	2,682	980,030
		2,699,014
Computers — 1.5%
Apple, Inc.	13,293	2,275,894
Cosmetics/Personal Care — 1.5%
Proya Cosmetics Co., Ltd., Class A	36,773	511,477
Unilever PLC	32,998	1,635,396
		2,146,873
Distribution/Wholesale — 1.2%
ITOCHU Corp.	15,400	557,096
LKQ Corp.	25,850	1,279,833
		1,836,929
Diversified Financial Services — 2.3%
London Stock Exchange Group PLC	12,650	1,270,857
Visa, Inc., Class A	9,548	2,196,136
		3,466,993
Electric — 2.4%
American Electric Power Co., Inc.	13,390	1,007,196
PG&E Corp.†	89,266	1,439,861
RWE AG	28,429	1,056,488
		3,503,545
Engineering & Construction — 0.7%
Larsen & Toubro, Ltd. GDR	28,348	1,029,032
Entertainment — 0.3%
Live Nation Entertainment, Inc.†	6,175	512,772
Security Description	Shares or Principal Amount	Value

Gas — 0.9%
Atmos Energy Corp.	12,110	$ 1,282,812
Healthcare-Products — 2.0%
Abbott Laboratories	10,398	1,007,046
Boston Scientific Corp.†	14,672	774,682
Danaher Corp.	4,579	1,136,050
		2,917,778
Healthcare-Services — 1.9%
ICON PLC†	3,835	944,369
UnitedHealth Group, Inc.	3,558	1,793,908
		2,738,277
Home Builders — 0.6%
Lennar Corp., Class A	8,046	903,003
Home Furnishings — 1.1%
Sony Group Corp.	19,300	1,580,782
Household Products/Wares — 0.5%
Reckitt Benckiser Group PLC	10,555	746,160
Insurance — 0.6%
Dai-ichi Life Holdings, Inc.	14,400	298,426
Prudential PLC	49,929	541,443
		839,869
Internet — 8.7%
Airbnb, Inc., Class A†	5,314	729,134
Alphabet, Inc., Class C†	27,954	3,685,735
Amazon.com, Inc.†	22,626	2,876,217
Match Group, Inc.†	12,705	497,718
Meituan, Class B*†	47,700	698,053
Meta Platforms, Inc., Class A†	6,405	1,922,845
Tencent Holdings, Ltd.	28,400	1,110,476
Uber Technologies, Inc.†	30,395	1,397,866
		12,918,044
Machinery-Diversified — 1.5%
Keyence Corp.	2,830	1,051,024
Westinghouse Air Brake Technologies Corp.	11,025	1,171,627
		2,222,651
Metal Fabricate/Hardware — 0.3%
Vallourec SA†	38,820	474,451
Mining — 1.4%
Anglo American PLC	37,051	1,024,140
Rio Tinto PLC	15,530	980,378
		2,004,518
Miscellaneous Manufacturing — 0.7%
Siemens AG	6,913	991,508
Oil & Gas — 1.8%
ConocoPhillips	11,651	1,395,790
EOG Resources, Inc.	4,975	630,631
Reliance Industries, Ltd. GDR*	3,746	209,401
Reliance Industries, Ltd. GDR (LSE)*	7,011	391,915
		2,627,737
Oil & Gas Services — 1.0%
Schlumberger NV	26,199	1,527,402
Pharmaceuticals — 4.0%
AstraZeneca PLC	7,198	975,009
Eli Lilly & Co.	2,824	1,516,855

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.		16,399	$ 1,688,277
Novartis AG		16,635	1,705,935
			5,886,076
Pipelines — 0.5%
Targa Resources Corp.		8,783	752,879
Private Equity — 0.8%
Ares Management Corp., Class A		5,424	557,967
Partners Group Holding AG		512	578,646
			1,136,613
Retail — 1.8%
Chipotle Mexican Grill, Inc.†		414	758,378
Fast Retailing Co., Ltd.		3,901	850,733
Li Ning Co., Ltd.		42,500	178,826
Ross Stores, Inc.		7,838	885,302
			2,673,239
Semiconductors — 4.3%
Micron Technology, Inc.		17,579	1,195,899
NVIDIA Corp.		2,964	1,289,310
ON Semiconductor Corp.†		12,512	1,162,991
Taiwan Semiconductor Manufacturing Co., Ltd.		102,000	1,655,265
Tokyo Electron, Ltd.		7,500	1,025,830
			6,329,295
Software — 5.5%
Autodesk, Inc.†		4,838	1,001,031
Microsoft Corp.		13,076	4,128,747
Roper Technologies, Inc.		2,518	1,219,417
Salesforce, Inc.†		8,663	1,756,683
			8,105,878
Telecommunications — 0.7%
Motorola Solutions, Inc.		4,043	1,100,666
Transportation — 0.6%
Canadian Pacific Kansas City, Ltd.		12,595	936,198
Total Common Stocks (cost $86,097,690)			92,859,884
CORPORATE BONDS & NOTES — 2.2%
Auto Manufacturers — 0.1%
Volkswagen Bank GmbH
1.88%, 01/31/2024	EUR	100,000	104,867
Banks — 0.4%
Bank of America Corp.
3.38%, 04/02/2026		$ 130,000	124,422
Goldman Sachs Group, Inc.
4.48%, 08/23/2028		25,000	23,663
JPMorgan Chase & Co.
4.85%, 07/25/2028		95,000	91,577
Morgan Stanley VRS
5.79%, 01/25/2024(1)		130,000	129,973
State Street Corp.
5.27%, 08/03/2026		55,000	54,483
Toronto-Dominion Bank
4.29%, 09/13/2024		100,000	98,390
5.10%, 01/09/2026		55,000	54,264
			576,772
Security Description		Shares or Principal Amount	Value

Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028		$ 50,000	$ 49,175
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.15%, 10/29/2023		180,000	179,318
Electric — 0.1%
E.ON SE
Zero Coupon, 12/18/2023	EUR	50,000	52,385
Eversource Energy
4.75%, 05/15/2026		25,000	24,438
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025		45,000	44,874
Southern Co.
5.50%, 03/15/2029		80,000	79,494
			201,191
Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026*		80,000	79,634
Food — 0.1%
Mondelez International, Inc.
0.25%, 03/17/2028	EUR	100,000	90,061
Healthcare-Products — 0.1%
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024		115,000	114,424
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
1.25%, 01/15/2026		15,000	13,667
5.25%, 02/15/2028		40,000	40,068
			53,735
Insurance — 0.2%
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	23,059
Protective Life Global Funding
0.63%, 10/13/2023*		200,000	199,695
			222,754
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		50,000	49,328
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	94,213
Discovery Communications LLC
3.90%, 11/15/2024		120,000	116,687
			210,900
Multi-National — 0.1%
International Finance Corp.
2.88%, 12/18/2024	GBP	100,000	118,238
Oil & Gas — 0.2%
Canadian Natural Resources, Ltd.
1.45%, 11/16/2023	CAD	300,000	219,832
Pharmaceuticals — 0.2%
Cigna Group
5.69%, 03/15/2026		120,000	119,255
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	149,430

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2026	$ 75,000	$ 73,268
		341,953
Pipelines — 0.1%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*	50,000	50,157
Enbridge, Inc.
5.97%, 03/08/2026	100,000	99,506
		149,663
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025	45,000	41,177
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026	60,000	59,280
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028	80,000	67,520
5.54%, 02/20/2026	75,000	74,393
Verizon Communications, Inc.
2.10%, 03/22/2028	105,000	90,189
		232,102
Transportation — 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024	145,000	137,464
Total Corporate Bonds & Notes (cost $3,288,138)		3,231,868
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.6%
U.S. Government — 13.6%
United States Treasury Bonds
1.38%, 11/15/2040	573,000	339,122
1.75%, 08/15/2041	1,835,000	1,142,718
2.00%, 02/15/2050 to 08/15/2051	2,290,000	1,323,206
3.00%, 02/15/2048	803,500	587,873
3.50%, 02/15/2039	260,000	224,605
3.75%, 08/15/2041	248,000	214,646
4.50%, 02/15/2036	173,000	172,507
5.00%, 05/15/2037	271,000	281,417
United States Treasury Notes
0.25%, 09/30/2025	1,150,000	1,046,500
0.38%, 01/31/2026	890,000	801,174
0.50%, 03/31/2025(2)	225,000	209,663
0.75%, 08/31/2026	641,000	570,815
1.25%, 08/15/2031	853,000	666,706
1.63%, 10/31/2026	1,028,000	935,400
2.25%, 08/15/2027	1,915,000	1,749,981
2.38%, 05/15/2029	141,000	125,303
2.63%, 05/31/2027	495,000	460,157
2.75%, 07/31/2027 to 02/15/2028	549,000	511,085
3.63%, 03/31/2028	1,333,000	1,277,910
3.88%, 11/30/2027 to 08/15/2033	5,082,000	4,892,486
4.13%, 07/31/2028 to 11/15/2032	1,613,000	1,565,703
4.50%, 11/30/2024	1,101,000	1,089,947
Total U.S. Government & Agency Obligations (cost $22,533,842)		20,188,924
Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 16.4%
Sovereign — 16.4%
Commonwealth of Australia
0.25%, 11/21/2024	AUD	112,000	$ 68,859
1.00%, 12/21/2030	AUD	55,000	28,103
1.75%, 06/21/2051	AUD	174,000	59,130
2.75%, 05/21/2041	AUD	35,000	17,071
3.00%, 03/21/2047	AUD	134,000	63,841
3.25%, 04/21/2029	AUD	263,000	161,283
3.50%, 12/21/2034	AUD	51,000	29,857
Federal Republic of Germany
Zero Coupon, 10/18/2024 to 05/15/2036	EUR	836,000	770,286
1.25%, 08/15/2048	EUR	52,000	38,503
1.30%, 10/15/2027	EUR	191,000	190,578
1.70%, 08/15/2032	EUR	180,000	174,517
1.75%, 02/15/2024	EUR	276,000	289,718
1.80%, 08/15/2053	EUR	154,000	124,076
2.30%, 02/15/2033	EUR	538,500	546,425
2.50%, 07/04/2044	EUR	96,000	93,477
3.25%, 07/04/2042	EUR	29,000	31,598
4.75%, 07/04/2040	EUR	174,000	225,489
Government of Canada
0.50%, 12/01/2030	CAD	235,000	134,664
1.50%, 06/01/2026	CAD	196,000	133,450
1.75%, 12/01/2053	CAD	50,000	23,244
3.25%, 09/01/2028	CAD	211,000	148,493
3.50%, 08/01/2025 to 12/01/2045	CAD	474,000	335,752
3.75%, 04/26/2028		$ 225,000	216,036
4.00%, 06/01/2041	CAD	15,000	11,065
Government of France
Zero Coupon, 03/25/2025 to 11/25/2031	EUR	1,821,000	1,634,555
0.75%, 02/25/2028 to 05/25/2028	EUR	619,000	588,048
1.00%, 05/25/2027	EUR	289,000	283,118
1.25%, 05/25/2036*	EUR	46,000	37,239
1.50%, 05/25/2050*	EUR	290,000	189,085
1.75%, 05/25/2066*	EUR	70,000	42,843
2.00%, 11/25/2032	EUR	112,000	106,114
2.00%, 05/25/2048*	EUR	100,000	75,457
2.50%, 05/25/2043*	EUR	315,000	273,509
2.75%, 02/25/2029	EUR	114,000	118,010
3.00%, 05/25/2033	EUR	301,000	308,419
4.00%, 04/25/2055*	EUR	45,000	48,571
Government of Japan
0.01%, 11/01/2024	JPY	67,950,000	454,961
0.10%, 12/20/2030	JPY	40,050,000	259,419
0.20%, 06/20/2036	JPY	58,700,000	355,335
0.40%, 12/20/2049 to 03/20/2056	JPY	147,050,000	705,002
0.60%, 09/20/2037	JPY	23,100,000	144,758
0.80%, 09/20/2047	JPY	94,200,000	536,084
0.90%, 06/20/2042	JPY	38,550,000	237,205
1.00%, 03/20/2062	JPY	5,150,000	27,390
2.30%, 03/20/2039 to 03/20/2040	JPY	162,600,000	1,254,239
Government of Malaysia
2.63%, 04/15/2031	MYR	122,000	23,699
3.58%, 07/15/2032	MYR	166,000	34,184
3.84%, 04/15/2033	MYR	70,000	14,683
4.13%, 04/15/2032	MYR	355,000	76,214
4.46%, 03/31/2053	MYR	68,000	14,511
4.76%, 04/07/2037	MYR	173,000	39,009
Government of New Zealand
2.00%, 05/15/2032	NZD	135,000	62,574
2.75%, 05/15/2051	NZD	173,000	63,138
3.50%, 04/14/2033	NZD	194,000	100,610
4.25%, 05/15/2034	NZD	241,000	131,498

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Sweden
1.75%, 11/11/2033	SEK	655,000	$ 53,807
Ireland Government Bond
0.20%, 10/18/2030	EUR	67,000	57,656
Kingdom of Belgium
0.35%, 06/22/2032*	EUR	342,000	279,538
0.90%, 06/22/2029*	EUR	218,000	203,752
3.30%, 06/22/2054*	EUR	97,000	90,358
3.45%, 06/22/2043*	EUR	123,000	122,001
Kingdom of Denmark
0.50%, 11/15/2029	DKK	570,000	69,851
4.50%, 11/15/2039	DKK	327,000	53,917
Kingdom of Spain
Zero Coupon, 05/31/2024 to 01/31/2028	EUR	1,350,000	1,312,240
0.80%, 07/30/2029	EUR	243,000	220,142
0.85%, 07/30/2037*	EUR	90,000	62,379
1.00%, 07/30/2042*	EUR	168,000	102,356
1.90%, 10/31/2052*	EUR	118,000	72,837
2.80%, 05/31/2026	EUR	178,000	184,814
3.45%, 07/30/2043 to 07/30/2066*	EUR	96,000	84,598
3.55%, 10/31/2033*	EUR	513,000	526,067
4.65%, 07/30/2025*	EUR	24,000	25,857
4.70%, 07/30/2041*	EUR	20,000	22,168
Kingdom of the Netherlands
Zero Coupon, 01/15/2027 to 01/15/2052*	EUR	692,000	514,609
Norway Government Bond
3.00%, 08/15/2033*	NOK	2,070,000	178,579
Republic of Austria
0.75%, 10/20/2026*	EUR	159,000	156,347
1.50%, 02/20/2047*	EUR	134,000	93,592
2.10%, 09/20/2117*	EUR	17,000	11,321
2.90%, 05/23/2029 to 02/20/2033*	EUR	202,000	206,430
Republic of Finland
0.13%, 04/15/2052*	EUR	35,000	14,785
0.50%, 09/15/2028*	EUR	117,000	108,467
3.00%, 09/15/2033*	EUR	94,000	95,879
Republic of Ireland
1.50%, 05/15/2050	EUR	59,000	39,279
1.70%, 05/15/2037	EUR	67,000	56,613
Republic of Italy
Zero Coupon, 04/01/2026	EUR	1,208,000	1,158,766
0.25%, 03/15/2028	EUR	193,000	172,529
0.95%, 12/01/2031*	EUR	538,000	432,563
1.50%, 04/30/2045*	EUR	329,000	190,141
1.70%, 09/01/2051*	EUR	33,000	18,085
1.80%, 03/01/2041*	EUR	41,000	27,382
1.85%, 07/01/2025*	EUR	271,000	276,573
2.15%, 03/01/2072*	EUR	40,000	21,552
2.45%, 09/01/2033*	EUR	77,000	67,340
2.80%, 03/01/2067*	EUR	66,000	42,991
3.10%, 03/01/2040*	EUR	91,000	75,975
3.40%, 04/01/2028	EUR	182,000	186,923
3.70%, 06/15/2030	EUR	269,000	273,264
3.80%, 08/01/2028	EUR	110,000	114,541
4.00%, 04/30/2035*	EUR	350,000	344,034
Republic of Poland
2.50%, 07/25/2026 to 07/25/2027	PLN	1,209,000	255,142
6.00%, 10/25/2033	PLN	56,000	12,910
Republic of Singapore
1.88%, 10/01/2051	SGD	56,000	31,717
2.63%, 08/01/2032	SGD	33,000	22,740
2.75%, 04/01/2042	SGD	29,000	19,805
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
3.38%, 09/01/2033	SGD	41,000	$ 29,879
3.50%, 03/01/2027	SGD	74,000	54,220
State of Israel
1.30%, 04/30/2032	ILS	122,000	25,505
1.50%, 05/31/2037	ILS	198,000	37,162
2.80%, 11/29/2052	ILS	50,000	9,737
United Kingdom Gilt Treasury
0.25%, 07/31/2031	GBP	671,000	599,246
0.88%, 10/22/2029 to 07/31/2033	GBP	420,000	397,006
1.00%, 04/22/2024	GBP	96,000	114,529
3.25%, 01/22/2044	GBP	145,000	140,134
3.50%, 01/22/2045	GBP	45,000	44,870
3.75%, 01/29/2038 to 10/22/2053	GBP	1,017,000	1,085,755
4.00%, 10/22/2063	GBP	164,000	172,790
4.25%, 12/07/2046	GBP	34,000	37,822
United Mexican States
5.75%, 03/05/2026	MXN	3,200,500	164,654
7.50%, 06/03/2027	MXN	3,495,800	183,079
8.00%, 07/31/2053	MXN	576,900	27,007
8.50%, 05/31/2029	MXN	4,088,500	219,300
Total Foreign Government Obligations (cost $29,853,392)			24,262,903
PURCHASED OPTIONS — 0.0%
Purchased Options - Calls — 0.0%
Exchange Traded call option on 5 Year U.S. Treasury Note Futures (Expiration Date: 11/24/2023; Strike Price: $107.00) † (cost $2,313)		10	2,578
RIGHTS — 0.0%
Commercial Services — 0.0%
Localiza Rent a Car SA Expires 11/09/2023, Strike Price BRL 47.13† (cost $0)	BRL	636	2,025
Total Long-Term Investment Securities (cost $141,775,375)			140,548,182
SHORT-TERM INVESTMENTS — 2.4%
Commercial Paper — 0.8%
AT&T, Inc. 5.70%, 03/19/2024		$ 250,000	243,125
Dominion Resources, Inc. 5.55%, 10/19/2023		300,000	299,087
Oracle Corp. 5.45%, 10/05/2023		300,000	299,731
Parker Hannifin Corp. 5.52%, 11/17/2023		300,000	297,732
			1,139,675
Sovereign — 1.6%
Government of Japan
Zero Coupon, 10/23/2023	JPY	74,550,000	498,914
Zero Coupon, 11/13/2023	JPY	160,300,000	1,072,921
Zero Coupon, 12/25/2023	JPY	117,450,000	786,263
			2,358,098
Total Short-Term Investments (cost $3,564,383)			3,497,773
REPURCHASE AGREEMENTS — 2.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)		825,000	825,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)		905,000	905,000

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA Joint Repurchase Agreement(3)	$ 890,000	$ 890,000
Deutsche Bank AG Joint Repurchase Agreement(3)	825,000	825,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	825,000	825,000
Total Repurchase Agreements (cost $4,270,000)		4,270,000
TOTAL INVESTMENTS (cost $149,609,758)	100.3%	148,315,955
Other assets less liabilities	(0.3)	(392,004)
NET ASSETS	100.0%	$147,923,951
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $6,787,174 representing 4.6% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
DAC—Designated Activity Company
GDR—Global Depositary Receipt
LSE—London Stock Exchange
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
19	Long	Euro-Schatz	December 2023	$2,108,188	$2,109,013	$ 825
6	Short	Australian 3 Year Bonds	December 2023	406,839	406,375	464
8	Short	Euro-BUND	December 2023	1,107,883	1,088,038	19,845
7	Short	Long Gilt	December 2023	808,065	804,192	3,873
10	Short	U.S. Treasury Ultra 10 Year Notes	December 2023	1,141,707	1,115,625	26,082
						$51,089
						Unrealized (Depreciation)
3	Long	Australian 10 Year Bonds	December 2023	$ 219,094	$ 215,979	$ (3,115)
2	Long	Canada 10 Year Bonds	December 2023	174,062	169,527	(4,535)
11	Long	Euro-BOBL	December 2023	1,357,455	1,346,144	(11,311)
1	Long	Mini-10 Year JGB	December 2023	97,317	97,029	(288)
14	Long	U.S. Treasury 5 Year Notes	December 2023	1,480,795	1,475,032	(5,763)
						$(25,012)
		Net Unrealized Appreciation (Depreciation)				$26,077
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	15,000	USD	2,988	10/03/2023	$ 4	$ —
	CHF	50,000	USD	56,134	10/04/2023	1,505	—
	CHF	315,000	USD	345,166	11/03/2023	—	(98)
	CNH	495,000	USD	67,911	10/10/2023	77	—
	CNH	495,000	USD	67,640	11/03/2023	—	(243)
	CNH	344,000	USD	51,846	01/24/2024	4,468	—
	CNH	344,000	USD	51,135	04/10/2024	3,510	—
	KRW	576,094,000	USD	434,480	10/05/2023	7,678	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	MXN	910,000	USD	52,865	10/04/2023	$ 657	$ —
	NZD	90,000	USD	53,136	10/04/2023	—	(806)
	TWD	850,000	USD	26,467	10/04/2023	128	—
	USD	69,824	CAD	94,000	10/04/2023	—	(616)
	USD	344,074	CHF	315,000	10/04/2023	92	—
	USD	67,614	CNH	495,000	10/10/2023	221	—
	USD	50,959	CNH	344,000	01/24/2024	—	(3,581)
	USD	26,282	CZK	600,000	10/04/2023	—	(278)
	USD	159,587	EUR	149,000	10/04/2023	—	(2,050)
	USD	78,752	JPY	11,700,000	11/02/2023	—	(84)
	USD	435,293	KRW	576,094,000	10/05/2023	—	(8,492)
	USD	52,612	KRW	70,610,000	11/03/2023	—	(329)
	USD	31,226	MXN	550,000	10/04/2023	328	—
	USD	31,163	MXN	540,000	11/03/2023	—	(339)
	USD	67,749	NZD	115,000	10/04/2023	1,176	—
	USD	155	TWD	5,000	10/04/2023	—	(1)
						19,844	(16,917)
Bank of Montreal	GBP	29,000	USD	35,990	10/04/2023	607	—
	JPY	160,300,000	USD	1,121,554	11/13/2023	41,840	—
						42,447	—
Barclays Bank PLC	CAD	70,000	USD	51,734	10/04/2023	197	—
	CHF	35,000	USD	39,328	10/04/2023	1,087	—
	CHF	23,000	USD	25,073	11/02/2023	—	(134)
	CHF	50,000	USD	54,975	11/03/2023	171	—
	CZK	870,000	USD	37,775	11/03/2023	116	—
	EUR	306,000	USD	328,594	10/04/2023	5,062	—
	EUR	50,000	USD	53,020	11/03/2023	90	—
	GBP	2,408,000	USD	3,044,426	10/04/2023	106,409	—
	HUF	10,900,000	USD	31,028	10/04/2023	1,440	—
	HUF	10,900,000	USD	29,365	11/03/2023	—	(58)
	MXN	540,000	USD	31,600	10/04/2023	619	—
	MXN	6,833,000	USD	385,437	11/03/2023	—	(4,597)
	NOK	2,689,000	USD	253,659	10/04/2023	2,265	—
	PLN	1,070,000	USD	244,796	11/03/2023	84	—
	SEK	3,603,000	USD	331,766	10/04/2023	1,976	—
	SEK	830,000	USD	76,764	11/03/2023	700	—
	SGD	253,000	USD	187,212	10/04/2023	2,127	—
	SGD	260,000	USD	191,001	11/03/2023	545	—
	USD	63,879	CAD	86,000	10/04/2023	—	(561)
	USD	37,821	CZK	870,000	10/04/2023	—	(116)
	USD	53,726	EUR	50,000	10/04/2023	—	(861)
	USD	52,745	GBP	43,000	11/03/2023	—	(271)
	USD	29,532	HUF	10,900,000	10/04/2023	56	—
	USD	146,882	JPY	21,600,000	10/04/2023	—	(2,320)
	USD	26,257	JPY	3,900,000	11/02/2023	—	(35)
	USD	475,231	MXN	8,333,000	10/04/2023	2,844	—
	USD	84,326	MXN	1,460,000	11/03/2023	—	(988)
	USD	86,330	NOK	920,000	10/04/2023	—	(319)
	USD	52,994	NZD	90,000	10/04/2023	947	—
	USD	65,315	NZD	110,000	11/03/2023	614	—
	USD	245,015	PLN	1,070,000	10/04/2023	—	(93)
	USD	184,150	SEK	2,000,000	10/04/2023	—	(1,086)
	USD	282,034	SEK	3,055,000	11/03/2023	—	(2,066)
	USD	190,742	SGD	260,000	10/04/2023	—	(536)
	ZAR	1,140,000	USD	60,897	10/04/2023	692	—
						128,041	(14,041)
BNP Paribas SA	AUD	370,000	USD	237,968	11/03/2023	—	(167)
	CAD	70,000	USD	51,812	10/04/2023	275	—
	CHF	105,000	USD	119,119	10/04/2023	4,397	—
	CNH	195,000	USD	26,742	10/10/2023	20	—
	EUR	62,000	USD	66,078	10/04/2023	526	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	GBP	42,000	USD	53,465	10/04/2023	$ 2,220	$ —
	GBP	22,000	USD	26,725	11/03/2023	—	(123)
	ILS	377,000	USD	99,427	10/04/2023	583	—
	ILS	377,000	USD	98,693	11/03/2023	—	(286)
	JPY	657,935,000	USD	4,505,537	10/04/2023	102,167	—
	JPY	566,167,000	USD	3,815,357	11/02/2023	8,591	—
	JPY	117,450,000	USD	803,386	12/26/2023	6,439	—
	MXN	360,000	USD	20,955	10/04/2023	301	—
	MYR	958,000	USD	204,127	11/03/2023	—	(793)
	NZD	45,000	USD	26,578	10/04/2023	—	(393)
	NZD	456,000	USD	271,803	11/03/2023	—	(1,503)
	SEK	580,000	USD	53,105	11/03/2023	—	(47)
	USD	54,496	AUD	85,000	10/04/2023	155	—
	USD	51,756	CAD	70,000	11/03/2023	—	(197)
	USD	55,395	CHF	50,000	11/03/2023	—	(592)
	USD	26,954	CNH	195,000	10/10/2023	—	(232)
	USD	2,323	CNH	17,000	11/03/2023	8	—
	USD	27,141	EUR	25,000	10/04/2023	—	(709)
	USD	72,214	GBP	58,000	10/04/2023	—	(1,448)
	USD	52,702	GBP	43,000	11/03/2023	—	(227)
	USD	98,558	ILS	377,000	10/04/2023	286	—
	USD	4,193,403	JPY	623,751,000	10/04/2023	—	(18,816)
	USD	578,766	JPY	85,884,000	11/02/2023	—	(1,303)
	USD	203,705	MYR	958,000	10/04/2023	426	—
	USD	65,352	NZD	110,000	11/03/2023	577	—
	USD	52,683	SEK	570,000	11/03/2023	—	(446)
						126,971	(27,282)
Canadian Imperial Bank of Commerce	GBP	64,000	USD	79,937	10/04/2023	1,850	—
	USD	80,150	JPY	11,800,000	10/04/2023	—	(1,176)
						1,850	(1,176)
Citibank, N.A.	GBP	34,000	USD	43,131	10/04/2023	1,648	—
	NOK	285,000	USD	26,794	10/04/2023	150	—
	SEK	440,000	USD	39,691	10/04/2023	—	(583)
	USD	52,124	CAD	70,000	10/04/2023	—	(587)
	USD	106,054	CHF	95,000	10/04/2023	—	(2,258)
	USD	55,227	CHF	50,000	11/03/2023	—	(423)
	USD	52,685	GBP	43,000	11/03/2023	—	(210)
	USD	40,171	NOK	430,000	10/04/2023	29	—
	USD	26,678	SEK	295,000	10/04/2023	324	—
						2,151	(4,061)
Credit Agricole SA	CNH	387,000	USD	53,097	10/10/2023	62	—
	CNH	192,000	USD	26,241	11/03/2023	—	(89)
	JPY	74,550,000	USD	539,432	10/23/2023	38,977	—
	JPY	38,782,000	USD	262,088	11/02/2023	1,328	—
	MXN	910,000	USD	53,154	10/04/2023	946	—
	USD	53,107	CNH	387,000	10/10/2023	—	(73)
	USD	48,716	CNH	344,000	04/10/2024	—	(1,091)
	USD	53,219	JPY	7,800,000	10/04/2023	—	(1,016)
	USD	725	SEK	8,000	10/04/2023	8	—
						41,321	(2,269)
Deutsche Bank AG	CAD	1,031,000	USD	762,762	10/04/2023	3,686	—
	DKK	975,000	USD	142,721	10/04/2023	4,503	—
	DKK	975,000	USD	138,871	11/03/2023	439	—
	EUR	14,757,000	USD	16,074,056	10/04/2023	471,586	—
	EUR	14,234,000	USD	15,118,970	11/03/2023	50,885	—
	JPY	31,100,000	USD	214,220	10/04/2023	6,077	—
	JPY	7,800,000	USD	52,779	11/02/2023	334	—
	USD	8,138	CAD	11,000	10/04/2023	—	(39)
	USD	138,656	DKK	975,000	10/04/2023	—	(438)
	USD	15,851,286	EUR	14,923,000	10/04/2023	—	(73,305)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	572,511	EUR	539,000	11/03/2023	$ —	$ (1,927)
	USD	79,038	JPY	11,700,000	11/02/2023	—	(370)
						537,510	(76,079)
Goldman Sachs International	AUD	165,000	USD	106,123	10/04/2023	37	—
	CAD	285,000	USD	211,525	10/04/2023	1,693	—
	CHF	45,000	USD	50,504	10/04/2023	1,338	—
	CNH	741,000	USD	101,217	10/10/2023	—	(329)
	EUR	25,000	USD	27,373	10/04/2023	941	—
	JPY	43,100,000	USD	294,410	10/04/2023	5,954	—
	JPY	29,250,000	USD	197,796	11/02/2023	1,127	—
	KRW	188,484,000	USD	141,360	10/05/2023	1,721	—
	KRW	10,944,000	USD	8,184	11/03/2023	81	—
	MXN	1,820,000	USD	106,163	10/04/2023	1,747	—
	NOK	2,000,000	USD	187,413	10/04/2023	433	—
	NZD	265,000	USD	158,093	11/03/2023	—	(736)
	USD	106,932	AUD	165,000	10/04/2023	—	(845)
	USD	106,382	CHF	95,000	10/04/2023	—	(2,586)
	USD	76,486	CHF	70,000	11/03/2023	239	—
	USD	101,629	CNH	741,000	10/10/2023	—	(83)
	USD	101,279	CNH	741,000	11/03/2023	340	—
	USD	53,539	EUR	50,000	10/04/2023	—	(674)
	USD	528,997	EUR	499,000	11/03/2023	—	(757)
	USD	53,312	GBP	43,000	10/04/2023	—	(848)
	USD	213,945	JPY	31,300,000	10/04/2023	—	(4,463)
	USD	213,243	JPY	31,600,000	11/02/2023	—	(772)
	USD	141,302	KRW	188,484,000	10/05/2023	—	(1,663)
	USD	80,256	KRW	107,320,000	11/03/2023	—	(792)
	USD	137,384	MXN	2,350,000	10/04/2023	—	(2,561)
	USD	53,561	NOK	570,000	10/04/2023	—	(272)
	USD	65,064	NZD	110,000	10/04/2023	864	—
	USD	196,146	NZD	330,000	11/03/2023	1,640	—
	USD	344,604	SEK	3,820,000	10/04/2023	5,048	—
	USD	105,832	SEK	1,150,000	11/03/2023	—	(443)
	USD	26,546	TWD	845,000	10/04/2023	—	(361)
	USD	30,972	ZAR	590,000	11/03/2023	105	—
	ZAR	600,000	USD	31,724	10/04/2023	37	—
	ZAR	1,200,000	USD	63,436	11/03/2023	228	—
						23,573	(18,185)
HSBC Bank PLC	GBP	32,000	USD	39,547	10/04/2023	504	—
	JPY	43,100,000	USD	293,669	10/04/2023	5,213	—
	MYR	958,000	USD	206,711	10/04/2023	2,580	—
	NZD	90,000	USD	53,336	10/04/2023	—	(606)
	USD	39,573	EUR	37,000	10/04/2023	—	(454)
	USD	54,276	GBP	44,000	10/04/2023	—	(591)
						8,297	(1,651)
JPMorgan Chase Bank, N.A.	AUD	122,000	USD	78,662	10/04/2023	222	—
	CAD	105,000	USD	77,634	10/04/2023	328	—
	CAD	80,000	USD	59,010	11/03/2023	85	—
	CHF	705,000	USD	787,580	10/04/2023	17,303	—
	CNH	500,000	USD	68,299	10/10/2023	—	(220)
	CZK	1,170,000	USD	52,642	10/04/2023	1,935	—
	CZK	300,000	USD	12,907	11/03/2023	—	(79)
	EUR	501,000	USD	538,752	10/04/2023	9,048	—
	EUR	297,000	USD	314,683	11/03/2023	279	—
	JPY	3,900,000	USD	26,900	10/04/2023	798	—
	MXN	230,000	USD	12,843	11/03/2023	—	(286)
	NOK	1,077,000	USD	100,224	10/04/2023	—	(464)
	NZD	313,000	USD	186,158	11/03/2023	—	(1,440)
	USD	38,636	AUD	60,000	11/03/2023	—	(19)
	USD	158,655	CAD	215,000	10/04/2023	—	(361)
	USD	111,214	CHF	100,000	10/04/2023	—	(1,955)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	68,603	CNH	500,000	10/10/2023	$ —	$ (83)
	USD	68,336	CNH	500,000	11/03/2023	233	—
	USD	291,126	EUR	271,000	10/04/2023	—	(4,599)
	USD	105,995	EUR	100,000	11/03/2023	—	(135)
	USD	26,241	GBP	21,000	10/04/2023	—	(619)
	USD	146,321	JPY	21,600,000	10/04/2023	—	(1,758)
	USD	106,476	JPY	15,700,000	11/02/2023	—	(913)
	USD	26,083	NOK	280,000	10/04/2023	94	—
	USD	26,119	NOK	280,000	11/03/2023	80	—
	USD	134,028	NZD	225,000	10/04/2023	826	—
	USD	53,030	SEK	590,000	11/03/2023	1,039	—
						32,270	(12,931)
Merrill Lynch International	USD	3,068	BRL	15,000	10/03/2023	—	(84)
	USD	2,976	BRL	15,000	11/03/2023	—	(5)
						—	(89)
Morgan Stanley & Co. International PLC	AUD	905,000	USD	586,755	10/04/2023	4,885	—
	CNH	388,000	USD	52,876	10/10/2023	—	(295)
	EUR	3,000	USD	3,185	11/03/2023	9	—
	JPY	15,500,000	USD	106,619	10/04/2023	2,882	—
	JPY	25,350,000	USD	171,262	11/02/2023	814	—
	MXN	5,386,000	USD	320,010	10/04/2023	11,009	—
	NZD	1,068,000	USD	634,208	10/04/2023	—	(5,898)
	NZD	135,000	USD	80,612	11/03/2023	—	(301)
	USD	737,698	AUD	1,141,000	10/04/2023	—	(4,092)
	USD	53,231	CNH	388,000	10/10/2023	—	(60)
	USD	26,511	CNH	194,000	11/03/2023	93	—
	USD	191,769	EUR	178,000	10/04/2023	—	(3,571)
	USD	105,450	EUR	99,000	11/03/2023	—	(649)
	USD	76,925	GBP	61,000	10/04/2023	—	(2,498)
	USD	608,004	JPY	89,300,000	10/04/2023	—	(10,345)
	USD	80,088	JPY	11,900,000	11/02/2023	—	(76)
	USD	271,633	NZD	460,000	10/04/2023	4,068	—
	USD	65,179	NZD	110,000	11/03/2023	750	—
						24,510	(27,785)
Royal Bank of Canada	CAD	70,000	USD	51,876	10/04/2023	339	—
	CNH	176,000	USD	24,147	10/10/2023	28	—
	CNH	176,000	USD	24,053	11/03/2023	—	(83)
	USD	56,173	CHF	50,000	10/04/2023	—	(1,543)
	USD	24,043	CNH	176,000	10/10/2023	76	—
						443	(1,626)
Societe Generale	CNH	174,000	USD	23,764	10/10/2023	—	(81)
	USD	23,874	CNH	174,000	10/10/2023	—	(29)
	USD	23,777	CNH	174,000	11/03/2023	85	—
						85	(110)
Standard Chartered Bank	CNH	191,000	USD	26,206	10/10/2023	32	—
	CNH	191,000	USD	26,104	11/03/2023	—	(89)
	HKD	615,000	USD	79,173	04/12/2024	339	—
	HKD	605,000	USD	77,797	05/09/2024	203	—
	USD	26,091	CNH	191,000	10/10/2023	84	—
	USD	201,663	EUR	191,000	11/03/2023	529	—
	USD	6,328	GBP	5,000	10/04/2023	—	(228)
						1,187	(317)
State Street Bank & Trust Company	AUD	205,000	USD	132,400	10/04/2023	595	—
	CAD	369,000	USD	272,815	10/04/2023	1,138	—
	CHF	165,000	USD	186,710	10/04/2023	6,433	—
	CNY	282,000	USD	38,618	10/10/2023	9	—
	CNY	282,000	USD	38,539	11/03/2023	—	(673)
	EUR	49,000	USD	52,626	10/04/2023	819	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	24,000	USD	25,344	11/03/2023	$ —	$ (62)
	GBP	42,000	USD	52,436	10/04/2023	1,192	—
	GBP	26,000	USD	31,764	11/03/2023	35	—
	MXN	560,000	USD	32,134	10/04/2023	6	—
	MXN	4,402,000	USD	251,353	11/03/2023	83	—
	NZD	45,000	USD	26,577	10/04/2023	—	(394)
	USD	123,151	AUD	190,000	10/04/2023	—	(991)
	USD	51,649	CAD	70,000	10/04/2023	—	(111)
	USD	504,913	CHF	450,000	10/04/2023	—	(13,247)
	USD	38,521	CNY	282,000	10/10/2023	88	—
	USD	27,156	EUR	25,000	10/04/2023	—	(724)
	USD	59,556	GBP	47,000	10/04/2023	—	(2,211)
	USD	252,611	MXN	4,402,000	10/04/2023	—	(22)
	USD	55,180	NOK	595,000	11/03/2023	493	—
	USD	52,927	NZD	90,000	10/04/2023	1,014	—
						11,905	(18,435)
Toronto Dominion Bank	AUD	461,000	USD	295,363	10/04/2023	—	(1,037)
	AUD	703,000	USD	450,878	11/03/2023	—	(1,579)
	CAD	1,454,000	USD	1,077,089	11/03/2023	6,134	—
	GBP	2,376,000	USD	2,907,307	11/03/2023	7,796	—
	JPY	7,800,000	USD	52,995	10/04/2023	792	—
	NZD	165,000	USD	98,241	10/04/2023	—	(652)
	NZD	658,000	USD	391,771	11/03/2023	—	(2,604)
	PLN	1,070,000	USD	260,109	10/04/2023	15,187	—
	SGD	7,000	USD	5,188	10/04/2023	67	—
	USD	450,412	AUD	703,000	10/04/2023	1,582	—
	USD	295,668	AUD	461,000	11/03/2023	1,036	—
	USD	1,076,638	CAD	1,454,000	10/04/2023	—	(6,128)
	USD	107,126	CHF	95,000	10/04/2023	—	(3,330)
	USD	25,035	EUR	23,000	10/04/2023	—	(717)
	USD	2,906,798	GBP	2,376,000	10/04/2023	—	(7,824)
	USD	391,773	NZD	658,000	10/04/2023	2,599	—
	USD	98,241	NZD	165,000	11/03/2023	653	—
						35,846	(23,871)
UBS AG	AUD	543,000	USD	349,123	10/04/2023	1	—
	CHF	95,000	USD	107,739	10/04/2023	3,943	—
	CNH	97,000	USD	13,308	10/10/2023	15	—
	CNH	97,000	USD	13,257	11/03/2023	—	(46)
	CZK	300,000	USD	13,043	10/04/2023	42	—
	GBP	30,000	USD	37,130	10/04/2023	527	—
	MXN	16,706,000	USD	991,806	10/04/2023	33,362	—
	MXN	6,603,000	USD	370,419	11/03/2023	—	(6,486)
	NOK	2,991,000	USD	281,926	11/03/2023	2,067	—
	NZD	360,000	USD	213,899	10/04/2023	—	(1,867)
	NZD	121,000	USD	72,484	11/03/2023	—	(38)
	SEK	2,080,000	USD	186,460	10/04/2023	—	(3,926)
	USD	75,382	AUD	117,000	10/04/2023	—	(157)
	USD	13,250	CNH	97,000	10/10/2023	43	—
	USD	26,722	EUR	25,000	10/04/2023	—	(290)
	USD	32,905	GBP	26,000	10/04/2023	—	(1,182)
	USD	403,910	MXN	7,153,000	10/04/2023	6,467	—
	USD	362,035	NOK	3,851,000	10/04/2023	—	(2,005)
	USD	53,128	NOK	570,000	11/03/2023	206	—
	USD	68,166	NZD	115,000	10/04/2023	759	—
	USD	92,644	ZAR	1,740,000	10/04/2023	—	(753)
	ZAR	1,740,000	USD	92,399	11/03/2023	748	—
						48,180	(16,750)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	EUR	56,000	USD	60,854	10/04/2023	$ 1,645	$ —
	JPY	4,716,000	USD	32,479	10/04/2023	916	—
						2,561	—
Unrealized Appreciation (Depreciation)						$1,088,992	$(263,575)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cosmetics/Personal Care	$1,635,396	$511,477	$—	$2,146,873
Semiconductors	4,674,030	1,655,265	—	6,329,295
Other Industries	84,383,716	—	—	84,383,716
Corporate Bonds & Notes	—	3,231,868	—	3,231,868
U.S. Government & Agency Obligations	—	20,188,924	—	20,188,924
Foreign Government Obligations	—	24,262,903	—	24,262,903
Purchased Options	2,578	—	—	2,578
Rights	2,025	—	—	2,025
Short-Term Investments	—	3,497,773	—	3,497,773
Repurchase Agreements	—	4,270,000	—	4,270,000
Total Investments at Value	$90,697,745	$57,618,210	$—	$148,315,955
Other Financial Instruments:†
Futures Contracts	$51,089	$—	$—	$51,089
Forward Foreign Currency Contracts	—	1,088,992	—	1,088,992
Total Other Financial Instruments	$51,089	$1,088,992	$—	$1,140,081
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25,012	$—	$—	$25,012
Forward Foreign Currency Contracts	—	263,575	—	263,575
Total Other Financial Instruments	$25,012	$263,575	$—	$288,587
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2023 — (unaudited)

Note 1 — Security Valuation
    In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of September 30, 2023 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2023 — (unaudited) — (continued)

reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.
    Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2023 — (unaudited) — (continued)

    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio’s objectives for using derivative instruments for the period ended September 30, 2023:
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts
SA Wellington Government and Quality Bond	1	-	-
SA Wellington Strategic Multi-Asset	1, 2	2	1

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
Note 3 — Repurchase Agreements
As of September 30, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	44.60%	$5,795,000
SA Wellington Government and Quality Bond Portfolio	37.40	4,860,000
SA Wellington Strategic Multi-Asset Portfolio	6.35	825,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Bank of America Securities LLC, dated September 29, 2023, bearing interest at a rate of 5.28% per annum, with a principal amount of $12,993,000, a repurchase price of $12,998,717, and a maturity date of October 2, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.38%	05/15/2040	$13,734,000	$13,249,001
As of September 30, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	44.64%	$6,250,000
SA Wellington Government and Quality Bond Portfolio	37.54	5,255,000
SA Wellington Strategic Multi-Asset Portfolio	6.46	905,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2023 — (unaudited) — (continued)

Barclays Capital, Inc., dated September 29, 2023, bearing interest at a rate of 5.30% per annum, with a principal amount of $14,000,000, a repurchase price of $14,006,183, and a maturity date of October 2, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.38%	09/30/2027	$16,850,000	$14,242,210
As of September 30, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	44.61%	$6,245,000
SA Wellington Government and Quality Bond Portfolio	37.43	5,240,000
SA Wellington Strategic Multi-Asset Portfolio	6.36	890,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
BNP Paribas SA, dated September 29, 2023, bearing interest at a rate of 5.27% per annum, with a principal amount of $14,000,000, a repurchase price of $14,006,148, and a maturity date of October 2, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	1.13%	05/15/2040	$24,762,100	$14,319,396
As of September 30, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	44.60%	$5,795,000
SA Wellington Government and Quality Bond Portfolio	37.40	4,860,000
SA Wellington Strategic Multi-Asset Portfolio	6.35	825,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Deutsche Bank AG, dated September 29, 2023, bearing interest at a rate of 5.28% per annum, with a principal amount of $12,993,000, a repurchase price of $12,998,717, and a maturity date of October 2, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.88%	12/31/2029	$13,808,000	$13,353,820
As of September 30, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	44.60%	$5,795,000
SA Wellington Government and Quality Bond Portfolio	37.40	4,860,000
SA Wellington Strategic Multi-Asset Portfolio	6.35	825,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
RBS Securities, Inc., dated September 29, 2023, bearing interest at a rate of 5.27% per annum, with a principal amount of $12,994,000, a repurchase price of $12,999,707, and a maturity date of October 2, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	05/31/2027	$14,145,000	$13,262,069
ADDITIONAL INFORMATION
    Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.